Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT1-1222
1.9885514.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	1,784,624	32,533,696
Liberty Global PLC Class A (a)	116,913	1,971,153
Lumen Technologies, Inc. (b)	238,550	1,755,728
Verizon Communications, Inc.	1,051,773	39,304,757
		75,565,334
Entertainment - 0.6%
Warner Bros Discovery, Inc. (a)	553,249	7,192,237
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	32,671	3,087,736
Meta Platforms, Inc. Class A (a)	201,583	18,779,472
		21,867,208
Media - 4.7%
Charter Communications, Inc. Class A (a)	27,762	10,205,866
Comcast Corp. Class A	1,102,879	35,005,379
DISH Network Corp. Class A (a)	62,862	937,272
Fox Corp. Class A	109,556	3,162,882
Interpublic Group of Companies, Inc.	97,808	2,913,700
News Corp. Class A	127,071	2,143,688
Nexstar Broadcasting Group, Inc. Class A	9,716	1,664,351
Omnicom Group, Inc.	49,779	3,621,422
Paramount Global Class B (b)	129,006	2,363,390
TEGNA, Inc.	55,869	1,166,545
		63,184,495
TOTAL COMMUNICATION SERVICES		167,809,274
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.2%
BorgWarner, Inc.	59,311	2,225,942
Automobiles - 2.2%
Ford Motor Co.	989,080	13,224,000
General Motors Co.	365,152	14,332,216
Harley-Davidson, Inc.	33,311	1,432,373
Thor Industries, Inc. (b)	13,657	1,112,636
		30,101,225
Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.	20,337	1,174,665
Expedia, Inc. (a)	38,076	3,558,964
Light & Wonder, Inc. Class A (a)	23,625	1,326,308
Penn Entertainment, Inc. (a)	39,713	1,314,500
		7,374,437
Household Durables - 1.3%
D.R. Horton, Inc.	79,191	6,088,204
Lennar Corp. Class A	66,768	5,388,178
Mohawk Industries, Inc. (a)	13,206	1,251,269
PulteGroup, Inc.	57,974	2,318,380
Toll Brothers, Inc. (b)	26,777	1,153,553
Whirlpool Corp.	13,651	1,887,114
		18,086,698
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. (a)	725	74,269
Leisure Products - 0.1%
Brunswick Corp.	18,628	1,316,441
Multiline Retail - 0.1%
Macy's, Inc.	67,559	1,408,605
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc. (b)	21,313	938,411
AutoNation, Inc. (a)	9,674	1,028,443
Best Buy Co., Inc.	48,991	3,351,474
Dick's Sporting Goods, Inc. (b)	14,253	1,621,421
Lithia Motors, Inc. Class A (sub. vtg.)	6,894	1,366,046
Williams-Sonoma, Inc. (b)	17,222	2,132,600
		10,438,395
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	34,570	1,579,158
Ralph Lauren Corp.	10,744	995,861
Tapestry, Inc.	63,064	1,997,868
		4,572,887
TOTAL CONSUMER DISCRETIONARY		75,598,899
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	47,129	2,376,715
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	39,964	819,662
Walgreens Boots Alliance, Inc.	179,648	6,557,152
		7,376,814
Food Products - 1.9%
Archer Daniels Midland Co.	136,153	13,204,118
The Kraft Heinz Co.	199,484	7,674,149
Tyson Foods, Inc. Class A	72,530	4,957,426
		25,835,693
TOTAL CONSUMER STAPLES		35,589,222
ENERGY - 15.2%
Oil, Gas & Consumable Fuels - 15.2%
Antero Resources Corp. (a)	70,531	2,585,666
APA Corp.	81,776	3,717,537
Chesapeake Energy Corp.	24,212	2,476,161
Chevron Corp.	97,543	17,645,529
Chord Energy Corp.	10,382	1,589,380
ConocoPhillips Co.	312,960	39,461,126
Coterra Energy, Inc.	194,970	6,069,416
Diamondback Energy, Inc.	44,516	6,993,909
Exxon Mobil Corp.	521,983	57,840,940
Marathon Oil Corp.	169,693	5,167,152
Marathon Petroleum Corp.	124,874	14,188,184
Murphy Oil Corp.	36,595	1,775,223
Occidental Petroleum Corp.	186,625	13,548,975
Ovintiv, Inc.	63,686	3,225,696
PBF Energy, Inc. Class A	26,870	1,188,998
PDC Energy, Inc.	24,119	1,739,945
Phillips 66 Co.	116,405	12,139,877
SM Energy Co.	30,702	1,380,976
Valero Energy Corp.	98,665	12,387,391
		205,122,081
FINANCIALS - 22.2%
Banks - 11.1%
Bank of America Corp.	1,281,660	46,191,026
Citigroup, Inc.	485,025	22,243,247
Citizens Financial Group, Inc.	124,127	5,076,794
KeyCorp	233,571	4,173,914
Popular, Inc.	18,784	1,328,404
Regions Financial Corp.	226,110	4,963,115
Signature Bank	15,760	2,498,433
Synovus Financial Corp.	36,110	1,438,984
Truist Financial Corp.	330,793	14,816,218
Valley National Bancorp	104,395	1,239,169
Wells Fargo & Co.	949,926	43,687,097
Western Alliance Bancorp.	27,118	1,821,516
		149,477,917
Capital Markets - 3.8%
Bank of New York Mellon Corp.	184,168	7,755,314
Carlyle Group LP	54,298	1,535,547
Franklin Resources, Inc.	71,143	1,668,303
Goldman Sachs Group, Inc.	85,489	29,451,815
Invesco Ltd.	113,928	1,745,377
Jefferies Financial Group, Inc.	46,573	1,602,577
State Street Corp.	92,067	6,812,958
		50,571,891
Consumer Finance - 1.9%
Ally Financial, Inc.	77,268	2,129,506
Capital One Financial Corp.	96,123	10,190,960
Discover Financial Services	68,413	7,146,422
OneMain Holdings, Inc.	30,969	1,194,165
SLM Corp.	62,955	1,044,423
Synchrony Financial	120,652	4,290,385
		25,995,861
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	87,484	2,678,760
Insurance - 4.7%
AFLAC, Inc.	132,773	8,644,850
American International Group, Inc.	190,437	10,854,909
Arch Capital Group Ltd. (a)	90,892	5,226,290
Everest Re Group Ltd.	9,542	3,078,822
Fidelity National Financial, Inc.	69,199	2,725,057
First American Financial Corp.	26,084	1,314,634
Lincoln National Corp.	38,795	2,089,887
MetLife, Inc.	150,348	11,006,977
Old Republic International Corp.	71,948	1,669,913
Principal Financial Group, Inc.	58,049	5,115,858
Prudential Financial, Inc.	90,734	9,544,309
Unum Group	47,082	2,146,468
		63,417,974
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	107,954	2,002,547
Starwood Property Trust, Inc.	77,447	1,600,055
		3,602,602
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	26,968	1,067,393
MGIC Investment Corp.	75,986	1,037,209
New York Community Bancorp, Inc. (b)	116,730	1,086,756
		3,191,358
TOTAL FINANCIALS		298,936,363
HEALTH CARE - 16.6%
Biotechnology - 2.8%
Gilead Sciences, Inc.	313,891	24,627,888
Moderna, Inc. (a)	84,256	12,666,204
		37,294,092
Health Care Equipment & Supplies - 0.5%
Dentsply Sirona, Inc.	53,958	1,662,986
Hologic, Inc. (a)	60,340	4,091,052
QuidelOrtho Corp. (a)	13,582	1,219,935
		6,973,973
Health Care Providers & Services - 6.0%
Centene Corp. (a)	143,146	12,186,019
Cigna Corp.	76,413	24,685,984
CVS Health Corp.	328,782	31,135,655
Laboratory Corp. of America Holdings	22,639	5,022,689
Quest Diagnostics, Inc.	29,202	4,194,867
Tenet Healthcare Corp. (a)	27,020	1,198,607
Universal Health Services, Inc. Class B	16,457	1,906,873
		80,330,694
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	528,970	40,979,306
Elanco Animal Health, Inc. (a)	111,609	1,472,123
Organon & Co.	63,690	1,667,404
Perrigo Co. PLC	33,429	1,346,520
Pfizer, Inc.	1,083,966	50,458,617
Viatris, Inc.	303,670	3,076,177
		99,000,147
TOTAL HEALTH CARE		223,598,906
INDUSTRIALS - 2.0%
Air Freight & Logistics - 0.7%
FedEx Corp.	59,870	9,595,964
Airlines - 0.1%
Alaska Air Group, Inc. (a)	31,748	1,411,516
Building Products - 0.4%
Builders FirstSource, Inc. (a)	39,088	2,410,166
Owens Corning	24,102	2,063,372
UFP Industries, Inc.	15,432	1,099,221
		5,572,759
Electrical Equipment - 0.1%
Atkore, Inc. (a)	10,348	986,164
Machinery - 0.1%
Mueller Industries, Inc.	14,195	889,175
Professional Services - 0.2%
Clarivate Analytics PLC (a)	107,952	1,115,144
Manpower, Inc.	12,958	1,015,130
		2,130,274
Road & Rail - 0.2%
Knight-Swift Transportation Holdings, Inc. Class A	40,237	1,932,583
Ryder System, Inc.	12,821	1,032,219
		2,964,802
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)(b)	31,401	1,677,127
Univar Solutions, Inc. (a)	41,769	1,064,274
		2,741,401
TOTAL INDUSTRIALS		26,292,055
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.6%
Cisco Systems, Inc.	139,299	6,328,354
Lumentum Holdings, Inc. (a)(b)	17,280	1,286,496
		7,614,850
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	16,070	1,627,248
Avnet, Inc.	23,705	952,704
Coherent Corp. (a)	32,465	1,091,149
Corning, Inc.	190,530	6,129,350
Flex Ltd. (a)	114,222	2,236,467
Jabil, Inc.	34,449	2,213,348
TD SYNNEX Corp.	10,561	966,437
		15,216,703
IT Services - 3.7%
Amdocs Ltd.	28,839	2,489,094
Cognizant Technology Solutions Corp. Class A	129,675	8,072,269
DXC Technology Co. (a)	57,571	1,655,166
Fidelity National Information Services, Inc.	152,263	12,636,306
Fiserv, Inc. (a)	125,801	12,924,795
Global Payments, Inc.	69,413	7,931,129
SS&C Technologies Holdings, Inc.	55,567	2,857,255
The Western Union Co.	96,607	1,305,161
		49,871,175
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	1,028,297	29,234,484
Micron Technology, Inc.	276,270	14,946,207
MKS Instruments, Inc.	14,321	1,176,470
Qorvo, Inc. (a)	25,846	2,224,824
Skyworks Solutions, Inc.	40,182	3,456,054
Synaptics, Inc. (a)	9,923	879,178
		51,917,217
Software - 1.9%
Microsoft Corp.	112,619	26,142,248
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	278,787	42,749,199
Dell Technologies, Inc.	66,536	2,554,982
Hewlett Packard Enterprise Co.	325,390	4,643,315
HP, Inc.	227,909	6,294,847
Seagate Technology Holdings PLC	48,910	2,428,871
Western Digital Corp. (a)	78,430	2,695,639
		61,366,853
TOTAL INFORMATION TECHNOLOGY		212,129,046
MATERIALS - 6.6%
Chemicals - 2.9%
Celanese Corp. Class A	24,964	2,399,540
CF Industries Holdings, Inc.	49,903	5,302,693
Dow, Inc.	179,856	8,406,469
DuPont de Nemours, Inc.	125,445	7,175,454
Eastman Chemical Co.	30,755	2,362,292
Huntsman Corp.	47,411	1,268,718
LyondellBasell Industries NV Class A	63,721	4,871,470
Olin Corp.	33,806	1,790,028
The Chemours Co. LLC	38,853	1,112,361
The Mosaic Co.	86,469	4,647,709
		39,336,734
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	31,331	1,482,583
International Paper Co.	90,663	3,047,183
WestRock Co.	63,687	2,169,179
		6,698,945
Metals & Mining - 3.1%
Alcoa Corp.	45,062	1,758,770
Cleveland-Cliffs, Inc. (a)	129,552	1,682,880
Commercial Metals Co.	30,175	1,372,963
Freeport-McMoRan, Inc.	358,130	11,349,140
Newmont Corp.	197,184	8,344,827
Nucor Corp.	65,561	8,613,404
Reliance Steel & Aluminum Co.	15,100	3,042,348
Steel Dynamics, Inc.	43,446	4,086,096
United States Steel Corp.	59,409	1,209,567
		41,459,995
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	18,500	1,048,025
TOTAL MATERIALS		88,543,699
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Medical Properties Trust, Inc.	150,008	1,717,592
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. (a)	12,000	1,909,080
TOTAL REAL ESTATE		3,626,672
UTILITIES - 0.3%
Electric Utilities - 0.2%
NRG Energy, Inc.	58,890	2,614,716
Gas Utilities - 0.1%
UGI Corp.	52,434	1,852,493
TOTAL UTILITIES		4,467,209
TOTAL COMMON STOCKS (Cost $1,162,630,265)		1,341,713,426

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $299,130)	300,000	297,142

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	1,035,658	1,035,865
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	13,819,512	13,820,894
TOTAL MONEY MARKET FUNDS (Cost $14,856,759)		14,856,759

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,177,786,154)	1,356,867,327
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(11,015,047)
NET ASSETS - 100.0%	1,345,852,280

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	22	Dec 2022	4,271,300	240,006	240,006

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $297,142.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	3,169,874	39,474,957	41,608,966	14,064	-	-	1,035,865	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	17,391,449	66,352,753	69,923,308	30,521	-	-	13,820,894	0.0%
Total	20,561,323	105,827,710	111,532,274	44,585	-	-	14,856,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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